SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

17.   SHARE-BASED PAYMENT

On March 28, 2021, the shareholders and board of directors of the Company approved the 2021 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

A summary of share options and restricted shares activity and related information for the years ended December 31, 2022, 2023 and 2024 are as follows:

Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2022	41,350	0.40	0.97	1.81	9
Granted	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2022	41,350	0.40	0.97	0.81	—
Granted	—	—	—	—	—
Expired	(41,350)	0.40	0.97	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2023	—	—	—	—	—
Granted	—	—	—	—	—
Expired		—	—	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2024	—	—	—	—	—
Vested and expected to vest at December 31, 2024	—	—	—	—	—
Exercisable at December 31, 2024	—	—	—	—	—

17.   SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors

		Weighted
		average
		grant date	Aggregated
	Number of	fair value	intrinsic
	options	per share	value
		US$	US$

Outstanding, January 1, 2022	22,029,560	0.42	13,526
Granted	—	—	—
Forfeited	—	—	—
Exercised	(22,029,560)	0.42	348
Outstanding, December 31, 2022	—	—	—
Granted	87,737,000	0.02	1,955
Forfeited	—	—	—
Exercised	(47,419,000)	0.02	754
Outstanding, December 31, 2023	40,318,000	0.03	2,032
Granted	38,644,400	0.03	1,070
Forfeited	—	—	—
Exercised	(40,318,000)	0.03	1,201
Outstanding, December 31, 2024	38,644,400	0.03	974

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share as of December 31, 2023 and 2024 and the exercise price.

In addition, on March 27, 2024, the Company issued 2,291,280 Class A ordinary shares as compensation to an employee when the research and development project meet certain target. See Note 21 for more details.

As of December 31, 2024, there was no unrecognized share-based compensation costs related to options granted to employees and directors that is expected to be recognized.

As of December 31, 2024, there was US$852 unrecognized share-based compensation costs related to restricted shares granted to employees that is expected to be recognized.

17.   SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (continued)

Total share-based compensation expenses relating to options and restricted shares granted to employees, consultants and directors for the years ended December 31, 2022, 2023 and 2024 are included in:

	For the year ended December 31, 2022
	Employees	Directors	Total
	US$	US$	US$

Cost of services	1,372	—	1,372
General and administrative expenses	919	2,046	2,965
Service development expenses	137	—	137

	2,428	2,046	4,474

	For the year ended December 31, 2023
	Employees	Consultants	Directors	Total
	US$	US$	US$	US$

Cost of services	231	—	—	231
General and administrative expenses	665	56	52	773
Service development expenses	26	—	—	26

	922	56	52	1,030

	For the year ended December 31, 2024
	Employees	Directors	Total
	US$	US$	US$
General and administrative expenses	1,136	9	1,145
Service development expenses	69	—	69

	1,205	9	1,214

17.   SHARE-BASED PAYMENT (continued)

Warrant issued for private placement

On June 27, 2022, the Company completed a private placement, in which it issued certain pre-funded warrants to purchase 480,000 ADSs (given the effect of the ADS Ratio Change), Series A warrants to purchase 1,600,000 ADSs (given the effect of the ADS Ratio Change) and Series B warrants to purchase 1,600,000 ADSs (given the effect of the ADS Ratio Change). The pre-funded warrants are exercisable immediately at an exercise price of US$0.10 per ADS (given the effect of the ADS Ratio Change) and were exercised in full in August 2022. Each Series A warrant is exercisable for one ADS at an exercise price of US$11.00 per ADS (given the effect of the ADS Ratio Change). The Series A warrants are immediately exercisable and will expire on the fifth anniversary of the issuance date. Each Series B warrant is exercisable for one ADS at an exercise price of US$10.00 per ADS (given the effect of the ADS Ratio Change). The Series B warrants are immediately exercisable and will expire on the 2½th anniversary of the issuance date. All Series B warrants were expired as of December 31, 2024.

On August 16, 2022, the Company completed a private placement, in which it issued Series A warrants to purchase 1,556,667 ADSs (given the effect of the ADS Ratio Change) and Series B warrants to purchase 1,556,667 ADS (given the effect of the ADS Ratio Change). The Series A Warrants have an exercise price of US$6.60 per ADS (given the effect of the ADS Ratio Change), are immediately exercisable and will expire on the fifth anniversary of the issuance date. The Series B Warrants have an exercise price of US$6.00 per ADS (given the effect of the ADS Ratio Change), are immediately exercisable and will expire on the 2½th anniversary of the issuance date. Part of Series B warrants were exercised into 5,000 ADS in January 2024. Also see Note 21.

A summary of warrants and pre-funded warrants activity and related information for the years ended December 31, 2022, 2023 and 2024 are as follows:

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2022	100,000,000	0.68	2.53	—
Granted	679,333,300	0.09	3.31	—
Forfeited	—	—	—	—
Exercised	(48,000,000)	0.07	—	—
Outstanding, December 31, 2022	731,333,300	0.17	3.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2023	731,333,300	0.17	2.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(260,000,000)	0.32	—	—
Exercised	(500,000)	0.06	0.17	—
Outstanding, December 31, 2024	470,833,300	0.08	1.76	—
Vested and expected to vest at December 31, 2024	470,833,300	0.08	1.76	—
Exercisable at December 31, 2024	470,833,300	0.08	1.76	—